Deposits (Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Deposits From Banking Clients [Line Items]
Time deposits	¥ 1,200,240	¥ 1,093,238
Other deposits	414,368	305,234
Total	¥ 1,614,608	¥ 1,398,472